Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Intangible assets subject to amortization:
Gross carrying amount	¥ 4,581,856	¥ 4,209,701
Accumulated amortization	3,291,069	3,043,436
Net carrying amount	1,290,787	1,166,265
Intangible assets not subject to amortization:
Other	8,179	7,958
Total	1,298,966	1,174,223
Software
Intangible assets subject to amortization:
Gross carrying amount	3,789,481	3,440,220
Accumulated amortization	2,862,485	2,606,923
Net carrying amount	926,996	833,297
Customer relationships
Intangible assets subject to amortization:
Gross carrying amount	555,018	552,204
Accumulated amortization	288,857	319,293
Net carrying amount	266,161	232,911
Core deposit intangibles
Intangible assets subject to amortization:
Gross carrying amount	129,714	119,555
Accumulated amortization	85,010	69,379
Net carrying amount	44,704	50,176
Trade names
Intangible assets subject to amortization:
Gross carrying amount	84,584	79,861
Accumulated amortization	45,784	41,090
Net carrying amount	38,800	38,771
Other
Intangible assets subject to amortization:
Gross carrying amount	23,059	17,861
Accumulated amortization	8,933	6,751
Net carrying amount	¥ 14,126	¥ 11,110